Acquisition (Narrative, Overseas Internet Service Business) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2013 Overseas internet service company [Member]	Dec. 31, 2013 Overseas internet service company [Member]	Jul. 31, 2013 Overseas internet service company [Member] Ordinary shares [Member]
Business Acquisition [Line Items]
Percentage of economic ownership acquired from three shareholders of acquiree				51.00%
Business acquisition, number of shares issued						204,466
Business acquisition, value of shares issued						$ 7,864
Consolidated net revenue contributed by investee					3,443
Consolidated net loss contributed by investee	$ (99,652)	$ (46,746)	$ (15,603)		$ 2,724